Investments in and Advances To Joint Ventures (Details 1)			12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Coventry two joint ventures zero basis [Member]	Dec. 31, 2011 DDR MDT PS LLC [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] Coventry two joint ventures zero basis [Member] Maximum [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] Coventry two joint ventures zero basis [Member] Minimum [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] DDR MDT PS LLC [Member]
Adjustments to Company's share of joint venture net loss
Effective Ownership Percentage	5.00%	50.00%			20.00%	0.00%	0.00%
Equity Method Investment, Asset Owned			41 retail sites/centers in several states	Seven shopping centers in several states